Pilgrim
-------
THE VALUE OF INVESTING








                                          P r i m e   R a t e   T r u s t

                                                     Third Quarter Report









--------------------------------------------------------------------------------
                                                    November 30, 1998
                                                                          Q3
                                                 Third Quarter Report
                                                                      ----------

                            Pilgrim Prime Rate Trust


                              THIRD QUARTER REPORT

                               November 30, 1998

                                   --------


                               Table of Contents


                Chairman's Message ........................   2

                Letter to Shareholders ....................   3

                Statistics and Performance ................   7

                Performance Footnotes .....................   9

                Additional Notes and Information ..........  10

                Portfolio of Investments ..................  11

                Statement of Assets and Liabilities .......  20

                Statement of Operations ...................  21

                Statement of Changes in Net Assets ........  22

                Statement of Cash Flows ...................  23

                Financial Highlights ......................  24

                Notes to Financial Statements .............  26

                Fund Advisors and Agents ..................  33


                                   --------

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 CHAIRMAN'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the Third Quarter Report for Pilgrim Prime Rate Trust (the "Trust").

On the following pages, the Portfolio Manager will discuss the Trust's milestones and performance, as well as recent market developments. A leader in its class, the Trust has continued to increase shareholder value through strong management and innovative approaches.

We believe you will find the nine month results a reflection of Pilgrim's philosophy to provide core holdings which seek to meet the three key needs of the serious investor:

     1.   Preservation of capital

     2.   Participation in rising markets

     3.   Outperformance in falling markets

Thank you for selecting Pilgrim Prime Rate Trust. We appreciate the confidence you have placed in us in serving your investment needs.

Sincerely,

/s/ Robert W. Stallings

Robert W. Stallings
Chairman and Chief Executive Officer
Pilgrim Group, Inc.
December 21, 1998

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

On November 30, 1998, Pilgrim Prime Rate Trust (the "Trust") declared its 126th consecutive monthly dividend. For the quarter, month end net asset value ("NAV") varied between $9.29 and $9.27. Based on the period end market price and NAV, the Trust's distribution rate for the quarter was equivalent to 8.42% and 8.74% respectively.(1) The Prime Rate was lowered three times during the quarter to 8.25% on October 1, 1998, to 8.00% on October 16, 1998, and again to 7.75% on November 18, 1998 where it currently stands. Sixty-day Libor, an index of the rate of interest at which banks lend money to one another was 5.59% on September 1, 1998, 5.37% on November 30, 1998 and averaged 5.40% during the quarter.(2)

THE TRUST

The Trust invests primarily in secured loans made to large American and Canadian corporations. All investments are made in US dollars and bear interest at rates which adjust to current market conditions periodically. The Trust buys investments from large, sophisticated banks and financial institutions. These institutions typically administer the loans on the Trust's behalf. Investments usually have a final maturity between seven and ten years, but most are repaid within two to five years. Interest rates on most of the loans reset to current market indices every thirty to ninety days. Consequently, the Trust's investments exhibit very low price volatility unlike corporate bonds, whose prices fluctuate significantly in response to changes in interest rates.

Other factors which contribute to the lower risk characteristics of the loan asset class include being senior claims against borrowers, pledge of collateral and covenants by borrowers to adhere to certain operating and financial standards. Additionally, the Trust maintains a highly diversified portfolio, which limits the adverse effect of loan defaults on the Trust's performance.

The two to ten year lifecycle of senior loan investments suggests that investors should have a moderate to long term investment horizon when investing in the Trust. The Trust seeks to provide a high degree of principal stability relative to the traditional fixed income component of an appropriately diversified investment portfolio.

MARKET PLACE

All capital markets, including the primary market for senior, secured loans, slowed markedly in September and October. Bond and equity markets rebounded in November but the market for new senior loans remained relatively restrained and cautious. Prepayment and refinancing rates also decelerated as acquisition activities declined and alternative sources of capital became more limited. As a result, the Trust was able to remain fully invested during the quarter.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

The Trust's investment income has remained relatively stable as lower interest rates triggered by the three reductions in Federal Fund rates during the quarter, have been partly offset by lower borrowing costs, higher profit margins on new and renegotiated portfolio investments and somewhat higher fee income. The continuation of lower short-term interest rates may eventually lead to somewhat lower dividends for Trust shareholders. However, as compared with alternative investments indexed to short term rates, we expect the Trust to continue to provide a relatively attractive yield.

ASSET QUALITY

On November 30th, non-performing loans were 1.03% of total assets and 1.50% of net assets. On August 31st, the corresponding percentages were 0.62% and 0.90%. Borrower and industry diversification remains a key defense against the effects of default.

                               TOP 10 INDUSTRIES
                            AS OF NOVEMBER 30, 1998
                               % OF TOTAL ASSETS

                Healthcare, Education & Childcare         11.46%
                Telecommunications                         7.10%
                Chemicals, Plastics & Rubber               5.64%
                Broadcasting                               5.58%
                Personal, Food and Misc. Services          5.28%
                Automobile                                 5.21%
                Containers, Packaging & Glass              4.87%
                Buildings & Real Estate                    4.78%
                Electronics                                3.60%
                Beverage, Food & Tobacco                   3.58%


The Trust's primary goal is to preserve capital. Management's careful attention to diversification and the low price volatility of senior loans helps the Trust to meet this goal. These same characteristics also limit the opportunities for generating capital gains. Occassionally, the Trust will accumulate relatively high concentrations in cyclical industries to benefit from unusually elevated returns available when a sector has been out of favor. Generally though, the Trust adopts a purely defensive approach to diversification.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

OUTLOOK

The eighteen-month period of exceptionally low margins in the senior secured loan market appeared to have ended in early September. By late November, however, interest rate spreads again began to moderate.

We believe that the full impact of adverse conditions in many of America's international markets may still not have been felt in the United States. Until this has happened, we believe that we will remain in a period of greater risk deserving the continuation of higher credit spreads.

As always, we welcome your questions and comments.

/s/ Howard Tiffen

Howard Tiffen
President, COO, and
Senior Portfolio Manager
Pilgrim Prime Rate Trust
December 3, 1998

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 SHAREHOLDER LETTER FOOTNOTES
--------------------------------------------------------------------------------

(1) The distribution rate is calculated by annualizing the dividends declared in each month and dividing the resulting annualized dividend amount by the Trust's net asset value or NYSE composite closing price, as applicable at the end of the period. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2) Source: Bloomberg Financial Markets. LIBOR is the London Inter-Bank Offered Rate and is the benchmark for determining the interest paid on more than 90% of the senior loans in the Trust's portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This letter contains statements that may be "forward-looking statements". Actual results could differ materially from those projected in the "forward-looking statements".

The views expressed in this letter reflect those of the portfolio manager, only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 STATISTICS AND PERFORMANCE as of November 30, 1998
--------------------------------------------------------------------------------

                           PORTFOLIO CHARACTERISTICS

    Net Assets                                                $1,203,547,938
    Assets Invested in Senior Loans*                          $1,708,720,498
    Total Number of Senior Loans                                         168
    Average Amount Outstanding per Loan                          $10,170,955
    Total Number of Industries                                            30
    Average Loan Amount per Industry                             $56,957,350
    Portfolio Turnover Rate (YTD)                                        70%
    Weighted Average Days to Interest Rate Reset                     46 days
    Average Loan Maturity                                          66 months
    Average Age of Loans Held in Portfolio                         11 months

     * Includes loans and other debt received through restructures

                           TOP 10 INDUSTRIES AS A % OF

                                                  NET ASSETS   TOTAL ASSETS

    Healthcare, Education and Childcare              16.8%         11.5%
    Telecommunications                               10.4%          7.1%
    Chemicals, Plastics and Rubber                    8.2%          5.6%
    Broadcasting                                      8.2%          5.6%
    Personal, Food and Miscellaneous Services         7.7%          5.3%
    Automobile                                        7.6%          5.2%
    Containers, Packaging and Glass                   7.0%          4.9%
    Buildings and Real Estate                         7.0%          4.8%
    Electronics                                       5.3%          3.6%
    Beverage, Food and Tobacco                        5.2%          3.6%


                          TOP 10 SENIOR LOANS AS A % OF

                                                  NET ASSETS   TOTAL ASSETS

    MAFCO Finance Corp.                               3.7%          2.6%
    Community Health Systems                          2.0%          1.4%
    Lyondell Petrochemical Company                    1.9%          1.3%
    Ventas, Inc.                                      1.9%          1.3%
    Papa Gino's, Inc.                                 1.7%          1.2%
    24-Hour Fitness, Inc.                             1.7%          1.2%
    American Wireless Corporation                     1.7%          1.2%
    Euro United Corp.                                 1.7%          1.2%
    Florida Panthers Holdings, Inc.                   1.7%          1.2%
    Patriot American Hospitality                      1.7%          1.2%

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 STATISTICS AND PERFORMANCE as of November 30, 1998
--------------------------------------------------------------------------------

                               DISTRIBUTION RATES*

                             (NAV)       (MKT)      ANNUALIZED     ANNUALIZED
                    PRIME  30-DAY SEC  30-DAY SEC  DISTRIBUTION   DISTRIBUTION
QUARTER-ENDED       RATE    YIELD(A)    YIELD(A)   RATE AT NAV(B) RATE AT MKT(B)
-------------       ----    --------    --------   -----------------------------

November 30, 1998   7.75%    9.02%       8.68%         8.74%          8.42%
August 31, 1998     8.50%    8.46%       7.88%         8.81%          8.21%
May 31, 1998        8.50%    9.67%       8.82%         8.86%          8.09%
February 28, 1998*  8.50%    8.60%       7.77%         8.75%          7.92%

This table sets forth the Trust's monthly dividend performance which is summarized quarterly.

* Distribution Rates exclude the special dividend of $0.02875/share declared December 19, 1997.

Including the special dividend results in a distribution rate @ NAV of 10.00%, and a distribution rate @ MKT of 9.05%.

                          AVERAGE ANNUAL TOTAL RETURNS

                                               NAV                       MKT
                                               ---                       ---
1 Year                                        7.89%                      2.62%
3 Years                                       7.90%                     10.69%
5 Years                                       8.33%                      9.00%
10 Years                                      8.42%                       N/A
Since Trust Inception(F,H)                    8.43%                       N/A
Since Initial Trading on NYSE(G)               N/A                      10.24%

Assumes rights were exercised and excludes sales charges and commissions(C,D,E)

        PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE
                               OF FUTURE RESULTS.

                      See performance footnotes on page 9.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PERFORMANCE FOOTNOTES
--------------------------------------------------------------------------------

(A) Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve month period to derive the Trust's yield consistent with the SEC standardized yield formula for open-end investment companies.

(B) The distribution rate is calculated by annualizing the dividend declared each month and dividing the resulting annualized dividend amount by the Trust's net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

(C) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price. The Trust's average annual returns on a market basis and assuming rights were exercised through November 30, 1998 were 2.62% and 9.00% for the one and five year periods, respectively. The Trust's average annual total return assuming an initial investment at NAV with a 3% sales charge and assuming an ending value at market and assuming rights were exercised through November 30, 1998, was 10.19% for the ten-year period. The average annual total re-turns based on market price assuming rights were exercised with a brokerage commission are not presented.

(D) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. The offering was completed on January 27, 1995.

(E) On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $5,926,209 were charged against the offering proceeds.

(F)  Inception Date -- May 12, 1988.

(G)  Initial Trading on NYSE -- March 9, 1992.

(H)  Reflects Partial Waiver of Fees.

     PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 ADDITIONAL NOTES AND INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program", formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows shareholders a simple way to reinvest dividends and capital gains distributions, if any, in additional shares of the Trust. The Program also offers Trust shareholders the ability to make optional cash investments in any amount from $100 to $5,000 on a monthly basis. Amounts in excess of $5,000 require prior approval of the Trust. DST Systems, Inc., the Trust's Transfer Agent, is the Administrator for the Program.

For dividend reinvestment purposes, the Administrator will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust may issue new shares when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the Administrator when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares may be issued by the Trust when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro-rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or our Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES -- CALENDAR 1999 DIVIDENDS:

          DECLARATION DATE       EX-DATE               PAYABLE DATE
          January 29             February 8            February 23
          February 26            March 8               March 22
          March 31               April 8               April 22
          April 30               May 6                 May 24
          May 28                 June 8                June 22
          June 30                July 8                July 22
          July 30                August 6              August 23
          August 31              September 8           September 22
          September 30           October 6             October 22
          October 28             November 8            November 22
          November 30            December 8            December 22
          December 20            December 28           January 13, 2000

          RECORD DATE WILL BE TWO BUSINESS DAYS AFTER EACH EX-DATE. THESE DATES ARE SUBJECT TO CHANGE.

STOCK DATA

The Trust's shares are traded on the New York Stock Exchange (Symbol: PPR). Effective November 16, 1998 the Trust's name changed to Pilgrim Prime Rate Trust and its cusip number became 72146W 10 3. Prior to November 16, 1998 the Trust's name was Pilgrim America Prime Rate Trust and its cusip number was 720906 10 6. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                 SENIOR LOANS*
          (DOLLAR WEIGHTED PORTFOLIO INTEREST RESET PERIOD IS 46 DAYS)

Principal
Amount                                                                    Loan      Stated
(000's)                           Industry/Borrower                       Type     Maturity       Value
-------                           -----------------                       ----     --------       -----
            AEROSPACE AND DEFENSE: 5.0%
$ 8,865     Erickson Air Crane Co. (heavy lift helicopters)              Term B    12/31/04   $ 8,421,750
  9,952     New Piper Aircraft, Inc. (aircraft manufacturer)             Term      04/15/05     9,952,273
 14,962     Nortek Aviation Support, Inc. (aviation services company)    Term B    06/30/05    14,962,500
  6,500     Piedmont Aviation Services (airport facility operator)       Term B    07/23/06     6,500,000
  6,500      Piedmont Aviation Services                                  Term C    07/23/07     6,500,000
  5,146     Technetics Corp. (aircraft engine components)                Term      06/20/02     5,146,511
  9,261     Tri Star/Odyssey, Inc. (aerospace hardware distributor)      Term      09/30/03     9,260,505
                                                                                              -----------
                                                                                               60,743,539
                                                                                              -----------
            AUTOMOBILE: 7.6%
  4,963     Autosystems Manufacturing, Inc. (automotive lighting)        Term B    05/31/04     4,863,250
  4,963      Autosystems Manufacturing, Inc.                             Term C    05/31/05     4,863,250
 14,438     Breed Technologies (airbags/seatbelts)                       Term B    04/27/06    14,437,870
  9,925     Cambridge Industries, Inc. (automotive plastics)             Term B    06/30/05     9,925,000
  9,410     Capital Tool & Design (brake backing plates)                 Term B    07/19/03     9,410,319
 13,232     Federal Mogul Corp. (automotive parts)                       Term B    12/31/05    13,231,843
  9,987     Global Metal Technologies, Inc. (automotive parts)           Term B    03/12/05     9,986,667
 12,422     Keystone Companies (automotive aftermarket specialty parts)  Term B    03/31/04    12,421,875
  6,250     Safelite Glass Corp. (automobile windshield replacement)     Term B    12/23/04     6,250,000
  6,250      Safelite Glass Corp.                                        Term C    12/23/05     6,250,000
                                                                                              -----------
                                                                                               91,640,074
                                                                                              -----------
            BANKING: 0.8%
 10,000     Alliance Data Systems (financial data processing)            Term B    10/31/05    10,000,000
                                                                                              -----------
                                                                                               10,000,000
                                                                                              -----------
            BEVERAGE, FOOD AND TOBACCO: 5.2%
 10,013     Del Monte Corp. (food manufacturing and distribution)        Term B    03/31/05    10,012,744
  2,526     Edward's Baking Co. (food service bakery)                    Term A    09/30/03     2,525,910
  3,308      Edward's Baking Co.                                         Term B    09/30/05     3,308,333
  3,308      Edward's Baking Co.                                         Term C    09/30/05     3,308,334
 13,825     Empire Kosher Poultry, Inc. (kosher chicken and poultry)     Term B    07/31/04    13,825,000
 12,458     Favorite Brands International (confectionery manufacturer)   Term B    05/19/05    12,458,333
  9,389     Imperial Holly Corp. (sugar producer)                        Term A    12/31/05     9,388,962
  8,278      Imperial Holly Corp.                                        Term B    12/31/05     8,278,107
                                                                                              -----------
                                                                                               63,105,723
                                                                                              -----------

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                Loan          Stated
(000's)                         Industry/Borrower                     Type         Maturity      Value
-------                         -----------------                     ----         --------      -----
          BROADCASTING: 8.2%
$10,000   American Cable Entertainment (cable television)             Term B       09/30/07   $10,000,000
  5,000   Avalon Cable of Michigan, Inc. (cable television)           Term B       11/06/06     5,000,000
 10,031   Benedek Broadcasting Television Corp. (television
           broadcasting)                                              Axel A (A)   12/31/04    10,030,696
  4,724    Benedek Broadcasting Television Corp.                      Axel B (A)   12/31/04     4,724,125
  2,368   Capstar Radio Broadcasting (radio broadcasting)             Term A       09/24/99     2,368,421
  4,975    Capstar Radio Broadcasting                                 Term B       05/31/05     4,975,000
    305    Capstar Radio Broadcasting                                 Revolver     09/24/99       305,263
  5,000   Classic Cable, Inc. (cable television)                      Term         10/31/07     5,000,000
 10,000   FrontierVision (cable television)                           Term B       03/31/06    10,000,000
  9,977   Intermedia Partners IV LP (cable television)                Term         01/01/05     9,977,273
  5,000   Intermedia Partners VI LP (cable television)                Hybrid       03/23/08     5,000,000
  1,680   Liberman Broadcasting, Inc. (broadcasting)                  Revolver     03/31/05     1,680,000
  8,000    Liberman Broadcasting, Inc.                                Term B       09/30/05     8,000,000
  9,250   Retlaw Broadcasting, LLC (television broadcasting)          Term B       04/30/06     9,250,000
 12,000   Telemundo Group, Inc. (Spanish broadcast television)        Term B       12/28/06    12,000,000
                                                                                              -----------
                                                                                               98,310,778
                                                                                              -----------
          BUILDINGS AND REAL ESTATE: 7.0%
  5,000   Alliance National, Inc. (temporary offices)                 Term B       09/04/05     5,000,000
  6,000   Dayton Superior Corp. (concrete/masonry accessories)        Term         09/29/05     6,000,000
 10,937   Falcon Building Products (building products)                Term B       06/30/05    10,937,143
  6,600   Imperial Home Decor Group (home accessories)                Term B       03/13/05     6,600,000
  3,400    Imperial Home Decor Group                                  Term C       03/13/06     3,400,000
  7,940   Kevco, Inc. (manufactured home components)                  Term B       02/02/05     7,940,000
 13,085   Tree Island Industries (nail and wire products)             Term B       03/31/03    13,085,000
 22,273   Ventas, Inc. (real estate investment trust)                 Term D       05/05/03    22,272,727
  4,020   Werner Holding Co. (ladders)                                Term B       11/30/04     4,019,625
  4,913    Werner Holding Co.                                         Term C       11/30/05     4,912,875
                                                                                              -----------
                                                                                               84,167,370
                                                                                              -----------
          CARGO TRANSPORT: 3.5%
 11,301   Atlas Freighter Leasing (air cargo carrier)                 Term         05/29/04    11,300,661
  3,094   Evergreen International Aviation, Inc. (air cargo carrier)  Term A       05/31/02     3,094,266
  1,630    Evergreen International Aviation, Inc.                     Term B       05/31/02     1,629,634
  8,800   Gemini Air Cargo, Inc. (air cargo carrier)                  Term A       12/12/02     8,800,000
  9,977   Omnitrax, Inc. (rail operator)                              Term         05/12/05     9,977,273
  3,740   Oshkosh Truck Corp (specialized truck manufacturer)         Term B       03/31/05     3,740,000
  3,740    Oshkosh Truck Corp                                         Term C       03/31/06     3,740,000
                                                                                              -----------
                                                                                               42,281,834
                                                                                              -----------

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                             Loan       Stated
(000's)                      Industry/Borrower                     Type      Maturity       Value
-------                      -----------------                     ----      --------       -----
            CHEMICALS, PLASTICS AND RUBBER: 8.2%
$ 9,927     Acadia Elastomers Corp. (specialty chemicals)          Term       03/21/04   $ 9,927,007
 11,255     Cedar Chemical Corp. (specialty chemicals)             Term B     10/30/03    11,254,869
 20,000     Euro United Corp. (plastic products)                   Term B     05/31/01    20,000,000
  3,554     Foamex, L.P. (polyurethane foam)                       Term B     06/30/05     3,553,871
  3,231      Foamex, L.P.                                          Term C     06/30/06     3,230,792
  1,925     Huntsman Specialty Chemical (specialty chemicals)      Term B     03/15/04     1,924,646
  1,925      Huntsman Speciality Chemical                          Term C     03/15/04     1,924,646
  2,490     Huntsman Corp. (industrial chemicals)                  Revolver   12/31/02     2,490,418
    684      Huntsman Corp.                                        Term A     12/31/02       683,823
  4,950      Huntsman Corp.                                        Term B     12/31/05     4,950,000
 11,000     Lyondell Petrochemical Company (petrochemicals)        Term A     07/23/03    11,000,000
 12,000      Lyondell Petrochemical Company                        Term B     07/23/05    12,000,000
  5,102     NEN Life Sciences Products (biochemicals)              Term B     12/31/04     5,102,041
  6,468     Sunbelt Manufacturing LLC (plastics manufacturer)      Term B     09/30/04     6,467,500
  4,752     Texas Petrochemical Corp. (industrial chemicals)       Term B     06/30/04     4,751,961
                                                                                         -----------
                                                                                          99,261,574
                                                                                         -----------
            CONTAINERS, PACKAGING AND GLASS: 7.0%
  4,809     Crown Paper Co. (papers and packaging)                 Term B     08/22/03     4,808,750
 18,625     Eastern Pulp & Paper Corporation (specialty paper)     Term       08/31/04    18,624,996
 19,897     Gaylord Container Corporation (corrugated containers)  Term       07/30/07    19,896,552
 19,000     Jefferson Smurfit (pulp and paper products)            Term B     03/23/06    19,000,000
  9,975     Pretium Packaging LLC (plastic packaging)              Term B     07/29/06     9,975,020
 12,188     Stone Container (pulp and paper products)              Term D     10/01/03    12,187,500
                                                                                         -----------
                                                                                          84,492,818
                                                                                         -----------
            DIVERSIFIED/CONGLOMERATE MANUFACTURING: 1.8%
    276  @  KDI Corp. (defense and leisure products) (2)           Term A         N/A         16,791
     13  @   KDI Corp. (2)                                         Term B         N/A            803
 10,000     Private Business, Inc. (banking services & software)   Term B     08/19/06    10,000,000
 10,000     SPX Corporation (industrial components)                Term B     10/06/06    10,000,000
  1,133     Paint Sundry Brands, LLC (paint brushes & accessories) Term B     08/11/05     1,133,333
  1,111      Paint Sundry Brands, LLC                              Term C     08/11/06     1,111,111
                                                                                         -----------
                                                                                          22,262,038
                                                                                         -----------
            DIVERSIFIED/CONGLOMERATE SERVICES: 5.0%
 36,750     MAFCO Finance Corp. (diversified services and
             entertainment)                                        Term A     04/16/00    36,750,000
  7,403      MAFCO Finance Corp.                                   Revolver   04/16/00     7,402,500
  8,782     OSI Holdings Corp. (accounts receivable management)    Term B     11/06/03     8,781,937
  6,910      OSI Holdings Corp.                                    Term C     10/15/04     6,910,390
                                                                                         -----------
                                                                                          59,844,827
                                                                                         -----------

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                             Loan       Stated
(000's)                 Industry/Borrower                          Type      Maturity      Value
-------                 -----------------                          ----      -------      -----
         ECOLOGICAL: 1.5%
$3,611   Clean Harbors, Inc. (environmental services)              Term       05/08/00   $ 3,610,698
 4,750   Rumpke (waste management)                                 Term       09/25/02     4,750,000
 4,498   Safety Kleen Services (waste management)                  Term B     03/10/05     4,497,790
 4,498    Safety Kleen Services                                    Term C     03/10/06     4,497,790
                                                                                         -----------
                                                                                          17,356,278
                                                                                         -----------
         ELECTRONICS: 5.3%
 4,500   Dynamic Details, Inc. (circuit board manufacturer)        Term B     04/22/05     4,500,000
 5,000   Dictaphone Acquisition, Inc. (dictation and recording
         equipment)                                                Term C     06/30/03     5,000,000
10,224   Fairchild Semiconductor Corp. (electronic equipment)      Term C     03/11/03    10,224,228
 5,478   Intri Plex Technologies, Inc. (disk drive component
          manufacturer)                                            Term       09/30/02     5,478,261
 9,516   Mitel Corporation (semiconductor manufacturing)           Term B     06/02/04     9,516,031
 9,000   OK Industries, Inc. (circuit board manufacturing systems) Term       10/31/02     9,000,000
 9,683   Sarcom, Inc. (systems integration)                        Term       11/20/02     9,682,540
10,000   Stonebridge Technologies, Inc. (enterprise computing)     Term       07/27/05    10,000,000
                                                                                         -----------
                                                                                          63,401,060
                                                                                         -----------
         FINANCE: 2.4%
18,000   Bridge Information Systems (news services)                Term B     05/29/05    18,000,000
 6,400   National Partnership Investments Corp. (asset management) Term       06/30/01     6,400,000
 5,000   Value Asset Management, Inc. (money management)           Term B     04/28/03     5,000,000
                                                                                         -----------
                                                                                          29,400,000
                                                                                         -----------
         GROCERY: 3.5%
 1,983   Pathmark Stores, Inc. (mid atlantic supermarkets)         Revolver   06/15/01     1,983,471
 1,545    Pathmark Stores, Inc.                                    Term A     06/15/01     1,544,819
 9,054    Pathmark Stores, Inc.                                    Term B     12/15/01     9,052,822
17,812   Schwegmann Giant Supermarket (Louisiana supermarkets)     Term B     01/31/04    17,811,771
 9,316   Star Markets Co., Inc. (Boston area supermarkets)         Term B     12/31/02     9,316,039
 2,890    Star Markets Co., Inc.                                   Term C     12/31/03     2,889,885
                                                                                         -----------
                                                                                          42,598,807
                                                                                         -----------
         HEALTHCARE, EDUCATION AND CHILDCARE: 16.8%
 4,092   Alaris Medical Systems (infusion pumps)                   Term B     11/30/03     4,092,113
 4,092    Alaris Medical Systems                                   Term C     11/30/04     4,092,113
 3,851    Alaris Medical Systems                                   Term D     05/31/05     3,851,464
 1,985   Alliance Imaging, Inc. (diagnostic services)              Term A     12/18/03     1,985,000
 9,429    Alliance Imaging, Inc.                                   Term B     08/09/04     9,428,750
 6,250   Arterial Vascular Engineering (medical devices)           Term B     08/31/04     6,250,000
17,500   The Brown Schools (behavioral care)                       Term C     06/30/05    17,500,000
 9,328   Children's Discovery Centers (daycare and education)      Revolver   08/10/05     9,328,125
 8,904   Community Health Systems, Inc. (hospitals)                Term B     12/31/03     8,904,110
 8,904    Community Health Systems, Inc.                           Term C     12/31/04     8,904,110
 6,678    Community Health Systems, Inc.                           Term D     12/31/05     6,678,082

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                   Loan         Stated
(000's)                   Industry/Borrower                              Type        Maturity      Value
-------                   -----------------                              ----        --------      -----
          HEALTHCARE, EDUCATION AND CHILDCARE (CONTINUED)
$ 6,000   Covenant Care California, Inc. (long term healthcare
           facilities)                                                   Term         06/30/99   $  6,000,000
  2,000   Dade International, Inc. (medical testing equipment
          manufacturer)                                                  Term B       12/31/04      2,000,000
  2,000    Dade International, Inc.                                      Term C       12/31/04      2,000,000
  2,000    Dade International, Inc.                                      Term D       12/31/04      2,000,000
  4,950   Doshi Diagnostic Imaging Service (radiology and medical
           testing)                                                      Term         05/15/05      4,950,000
 15,000   Fountain View, Inc. (long term healthcare facilities)          Term B       03/31/04     15,000,000
  4,423   Genesis Eldercare Acquisition (long term healthcare
           facilities)                                                   Term B       09/30/04      4,423,212
  3,844   Healthcare Direct, Inc. (medical device retailer)              Term A       08/01/04      3,843,750
  4,090    Healthcare Direct, Inc.                                       Term B       08/01/06      4,089,750
 10,000   Integrated Health Services (long term subacute care)           Term B       09/30/04     10,000,000
  3,750   Magellan Health Services (managed behavioral care)             Term B       02/12/05      3,750,000
  3,750    Magellan Health Services                                      Term C       02/12/06      3,750,000
  5,000   Mariner Post Acute Network (long term care)                    Term B       03/31/09      5,000,000
  5,000    Mariner Post Acute Network                                    Term C       03/31/06      5,000,000
  5,353   Paracelsus Healthcare Corporation (for profit hospital chain)  Term A       05/15/03      5,353,333
  8,000    Paracelsus Healthcare Corporation                             Term B       06/15/04      8,000,000
  4,988   Roberts Pharmaceutical Corp (pharmaceuticals)                  Term A       06/30/03      4,987,500
  9,900   SMT Health (mobile MRI systems)                                Term         08/31/03      9,900,000
 15,667   Vencor, Inc. (long term care facility operator)                Term A       05/05/05     15,667,460
  5,000   Vision Twenty One, Inc. (eyecare retailer)                     Term B       06/30/05      5,000,000
                                                                                                 ------------
                                                                                                  201,728,872
                                                                                                 ------------
          HOME AND OFFICE FURNISHINGS, HOUSEWARES AND
           DURABLE CONSUMER PRODUCTS: 4.0%
  4,500   All Clad (pots and pans)                                       Term A       03/18/04      4,500,000
  3,000    All Clad                                                      Term C       03/18/05      3,000,000
  8,895   Desa International, Inc. (heaters and fireplaces)              Term         11/26/04      8,895,000
 15,739   ICON Health & Fitness Co. (exercise equipment)                 Term B       11/14/01     15,739,374
  1,358   Panolam Industries, Ltd (synthetic wood paneling)              Term A       01/31/03      1,358,439
  8,435    Panolam Industries, Ltd                                       Term B       01/31/03      8,434,977
  4,820    Panolam Industries, Ltd                                       Term C       01/31/03      4,819,987
  1,900    Panolam Industries, Ltd                                       Term D       01/31/03      1,900,009
                                                                                                 ------------
                                                                                                   48,647,786
                                                                                                 ------------
          HOTELS, MOTELS, INNS AND GAMING: 2.1%
  4,706   Patriot American Hospitality (hotels & resorts)                Bridge II    03/31/99      4,705,882
  5,294    Patriot American Hospitality                                  Bridge III   03/31/00      5,294,118
  9,992    Patriot American Hospitality                                  Term B       03/31/03      9,991,667
  5,000   Station Casinos, Inc. (gaming)                                 Term B       12/31/05      5,000,000
                                                                                                 ------------
                                                                                                   24,991,667
                                                                                                 ------------

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                              Loan        Stated
(000's)                     Industry/Borrower                       Type       Maturity      Value
-------                     -----------------                       ----       --------      -----
             INSURANCE: 0.5%
$ 5,438      TRG Holdings Corp. (insurance run off)                 Term       01/31/03   $ 5,437,500
                                                                                          -----------
                                                                                            5,437,500
                                                                                          -----------
             LEISURE, AMUSEMENT, MOTION PICTURES AND
              ENTERTAINMENT: 4.5%
  3,713      AMFAC Parks and Resorts (park services operator)       Term B     09/04/04     3,712,500
  3,713       AMFAC Parks and Resorts                               Term C     09/30/04     3,712,500
 20,000      Florida Panthers Holdings, Inc. (investment holding)   Bridge     06/15/99    20,000,000
  9,925      Four Media Co. (film services)                         Term B     09/10/04     9,925,000
 10,000      Panavision, Inc. (high precision file camera systems)  Term B     03/10/05    10,000,000
  7,157      Worldwide Sports & Recreation Corp. (optics, sports
              products)                                             Term B     03/31/01     6,977,665
                                                                                          -----------
                                                                                           54,327,665
                                                                                          -----------
             MACHINERY (NONAGRICULTURE, NONCONSTRUCTION,
              NONELECTRONIC): 0.6%
  7,474      Clearing Niagara (metal stamping press manufacturer)   Term       10/18/04     7,473,571
                                                                                          -----------
                                                                                            7,473,571
                                                                                          -----------
             MINING, STEEL, IRON AND NONPRECIOUS METALS: 4.5%
  5,895      Cable Systems International (cable wire manufacturer)  Term B     10/04/02     5,895,000
  3,269  @   Centennial Resources, Inc. (coal mining)(3)            Term A     03/31/02     2,125,000
  8,510  @    Centennial Resources, Inc.                            Term B     03/31/04     5,531,250
  1,177       Centennial Resources, Inc.                            DIP Loan   06/30/99     1,177,001
  7,344      Ispat Sidbec, Inc. (steel producer)                    Term B     07/17/03     7,343,750
  7,344       Ispat Sidbec, Inc.                                    Term C     07/17/04     7,343,750
    174      National Refractories, Inc. (kiln lining materials)    Term B     09/30/99       173,580
  3,270       National Refractories, Inc.                           Term C     09/30/99     3,269,726
  8,000      P & L Coal Holdings (coal mining)                      Term B     06/30/06     8,000,000
  5,000      Scovill Fasteners, Inc. (fasteners)                    Term A     11/26/03     5,000,000
     83      United Building Materials, Inc. (stone and concrete
              products)                                             Term       12/31/99        82,875
  7,800      US Aggregates, Inc. (stone and concrete products)      Term B     03/31/06     7,800,000
                                                                                          -----------
                                                                                           53,741,932
                                                                                          -----------
             OIL AND GAS: 2.7%
 11,451      Cardinal Services, Inc. (oil field services)           Term B     03/10/05    11,450,855
  5,000      Key Energy Group, Inc. (oil field services)            Term B     10/26/04     5,000,000
  7,500      Kinder Morgan, Inc. (pipeline operator)                Term       05/31/00     7,500,000
  1,489      Perf O Log (oil field services)                        Term       08/11/03     1,488,750
  3,960       Perf O Log                                            Term B     08/11/03     3,960,000
  2,488       Perf O Log                                            Term C     08/11/04     2,487,500
                                                                                          -----------
                                                                                           31,887,105
                                                                                          -----------

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                  Loan      Stated
(000's)                    Industry/Borrower                            Type     Maturity      Value
-------                    -----------------                            ----     --------      -----
             PERSONAL, FOOD AND MISCELLANEOUS SERVICES: 7.7%
$14,605      Boston Chicken, Inc. (quick service restaurant) (3)        Lease     12/09/01   $13,874,590
  4,949      Brickman Group, Inc. (landscaping)                         Term B    12/31/05     4,949,455
 18,905      Coinmach Laundry Corp. (laundry)                           Term B    06/30/05    18,905,000
  5,377      Papa Gino's, Inc. (quick service restaurants)              Term A    02/19/02     5,376,645
 14,922       Papa Gino's, Inc.                                         Term B    02/19/04    14,922,058
 14,962      SC International Services (airline catering)               Term      06/01/05    14,962,363
  6,500      24 Hour Fitness, Inc. (health club operator)               Term A    12/31/02     6,500,000
 13,500       24 Hour Fitness, Inc.                                     Term B    12/31/04    13,500,000
                                                                                             -----------
                                                                                              92,990,111
                                                                                             -----------
             PERSONAL AND NONDURABLE CONSUMER PRODUCTS
              (MANUFACTURING ONLY): 3.7%
  1,186  @   AM Cosmetics (cosmetics and skin care products)            Term A    06/30/03     1,008,013
  8,687  @    AM Cosmetics                                              Term B    12/31/04     7,384,362
 10,000      Amscan Holdings, Inc. (party goods)                        Hybrid    12/31/04    10,000,000
  9,279      Medtech Products, Inc. (non prescription consumer
             medications)                                               Term B    10/15/02     9,278,661
  9,000      Norwood Promotional Productions (licensed products)        Term B    08/31/04     9,000,000
  4,000      20th Century Plastics Inc. (album manufacturing)           Term B    09/30/05     4,000,000
  3,500       20th Century Plastics Inc.                                Term C    09/30/06     3,500,000
                                                                                             -----------
                                                                                              44,171,036
                                                                                             -----------
             PERSONAL TRANSPORTATION: 0.8%
  9,974      Neoplan USA Corporation (personal transportation)          Term B    05/29/05     9,974,275
                                                                                             -----------
                                                                                               9,974,275
                                                                                             -----------
             PRINTING AND PUBLISHING: 3.4%
  8,930      American Color Graphics (commercial printing)              Term B    06/04/05     8,929,756
  6,738      Bankers Systems, Inc. (banking industry compliance
             services)                                                  Term B    11/01/02     6,737,500
  3,327      Von Hoffman Press, Inc. (textbook manufacturer)            Term B    05/29/04     3,326,786
 10,801       Von Hoffman Press, Inc.                                   Term C    05/29/05    10,800,893
  4,988      Weider Publications, Inc (magazine publications)           Term B    09/18/05     4,987,500
  4,988       Weider Publications, Inc                                  Term C    09/18/05     4,987,500
                                                                                             -----------
                                                                                              39,769,935
                                                                                             -----------
             RETAIL STORES: 4.0%
  6,916  @   Color Tile, Inc. (home improvement retailer) (3)           Term D    12/31/98     2,005,576
 12,260      Murray's Discount Auto Parts (auto parts retailer)         Term      06/30/03    11,646,635
  4,962      Nebraska Book Co. (wholesale and retail textbooks)         Term B    04/30/04     4,961,538
  5,080      Peebles, Inc. (department store chain)                     Term A    04/30/01     5,080,325
 12,969       Peebles, Inc.                                             Term B    04/30/02    12,969,496
  2,162      Renters Choice, Inc. (consumer goods rent to own)          Term B    01/31/06     2,161,563
  2,651       Renters Choice, Inc.                                      Term C    01/31/07     2,650,694
  5,944      TravelCenters of America (road transport service centers)  Term B    03/27/05     5,943,750
                                                                                             -----------
                                                                                              47,419,577
                                                                                             -----------

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                            Loan           Stated
(000's)                  Industry/Borrower                        Type          Maturity         Value
-------                  -----------------                        ----          --------         -----
          TELECOMMUNICATIONS: 10.4%
$10,000   American Wireless Corporation (rural cellular phone
           operator)                                              Term B         06/04/07   $   10,000,000
 10,000   American Wireless Corporation                           Term C         12/04/07       10,000,000
  8,803   Claricom Holdings, Inc. (communication systems)         Term B         07/01/03        8,362,585
  8,120   CommNet Cellular, Inc. (cellular phones)                Term A         09/30/05        8,120,000
  1,173    CommNet Cellular, Inc.                                 Term B         09/18/06        1,172,903
    823    CommNet Cellular, Inc.                                 Term C         03/18/07          822,920
  3,004    CommNet Cellular, Inc.                                 Term D         09/18/07        3,004,177
 11,500   Nextel Finance Co. (cellular phones)                    Term B         09/30/06       11,500,000
  1,750    Nextel Finance Co.                                     Term A         06/30/03        1,750,000
  2,307    Nextel Finance Co.                                     Revolver       06/30/03        2,306,500
 10,364   Omnipoint Communications, Inc. (cellular phones)        Term A         02/23/06       10,363,695
  5,084    Omnipoint Communications, Inc.                         Term B         02/23/06        5,083,886
  3,017    Omnipoint Communications, Inc.                         Term C         02/23/06        3,017,195
  2,496   Pacific Coin (private pay phone operator)               Term A         12/31/02        2,495,902
  6,666    Pacific Coin                                           Term B         12/31/04        6,665,625
  8,368   Prodelin Holding Corporation (satellite antenna
           manufacturer)                                          Term B         05/28/06        8,368,421
 10,000   Teletouch Communications (rural paging services)        Term B         11/30/04       10,000,000
 12,000   TSR Wireless, LLC (paging)                              Term           06/30/05       12,000,000
 10,000   Western PCS Corporation (cellular phones)               Term B         07/09/05       10,000,000
                                                                                            --------------
                                                                                               125,033,809
                                                                                            --------------
          TEXTILES AND LEATHER: 4.3%
  9,975   Accessory Network Group (personal clothing accessories) Term B         08/13/05        9,975,000
  5,761   Harriet & Henderson Yarns, Inc. (yarn manufacturer)     Term A         06/12/00        5,761,405
  6,650   Humphreys, Inc. (belts and personal leather goods)      Term B         11/15/03        6,650,000
  9,960   Polymer Group (polyolefin products manufacturer)        Term B         01/31/06        9,960,000
  8,510   Targus Group International, Inc. (luggage)              Term B         01/05/05        8,510,238
  1,427    Targus Group International, Inc.                       Term C         01/05/05        1,427,294
  9,975   Tartan Textile Services (linen rental services)         Term B         05/13/05        9,975,000
                                                                                            --------------
                                                                                                52,258,937
                                                                                            --------------
            Total Senior Loans -- 142.0%                                                     1,708,720,498
                                                                                            --------------
            (Cost $1,722,242,299)

                              OTHER CORPORATE DEBT

          FINANCE: 0.8%
 10,000   Value Asset Management, Inc. (money management)         Sr. Sub. Note  04/28/99       10,000,000
                                                                                            --------------
                                                                                                10,000,000
                                                                                            --------------
          CHEMICALS, PLASTICS AND RUBBER: 0.3%
  2,875   Paint Sundry Brands, LLC (paint brushes & accessories)  Sub. Note      08/11/05        2,875,000
                                                                                            --------------
                                                                                                 2,875,000
                                                                                            --------------
          DIVERSIFIED/CONGLOMERATE MANUFACTURING: 0.5%
  6,000   Capital Tool & Design Ltd. (brake backing plates)       Sub. Note      07/26/03        6,000,000
                                                                                            --------------
                                                                                                 6,000,000
                                                                                            --------------
            Total Other Corporate Debt -- 1.6%                                                  18,875,000
                                                                                            --------------
            (Cost $18,875,000)

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                        COMMON STOCK AND PREFERRED STOCK

 Shares                                                                                    Value
 ------                                                                                    -----
             APPAREL PRODUCTS: 0.0%
 13,294  @   Butterick Company, Inc. (sewing aids)                                      $   12,557
                                                                                        ----------
             DIVERSIFIED/CONGLOMERATE MANUFACTURING: 0.0%
  2,633  @   KDI Corp. common (defense and leisure products) (2)                                --
                                                                                        ----------
             DIVERSIFIED/CONGLOMERATE SERVICES: 0.0%
 22,694  @   Staff Leasing, Inc. (employee leasing) (R)                                    486,454
                                                                                        ----------
             RESTAURANTS: 0.3%
413,980  @   America's Favorite Chicken Co. common (quick service
              restaurant chain) (R)                                                      3,645,508
                                                                                        ----------
             TEXTILES AND LEATHER: 0.1%
127,306  @   Dan River, Inc. common (diversified textiles) (R)                             930,925
                                                                                        ----------
               Total Common Stock and Preferred Stock -- 0.4%                            5,075,444
                                                                                        ----------
               (Cost $1,251,586)

                 STOCK PURCHASE WARRANTS AND OTHER SECURITIES

     1  @   Autotote  Systems,  Inc.,  Warrant  representing  48,930 common shares (designer and manufacturer of wagering equipment),
              Expires 10/30/03 (R)                                                          30,150
     1  @   Autotote Systems, Inc., Option representing 0.248% common
             shares issued and outstanding (R)                                                 --

80,634  @   Capital Tool & Design, Warrants representing 80,634 common
             shares (brake backing plates) (R)                                             143,528

19,000  @   Covenant Care, Inc., Warrants representing 19,000 common
             shares (long term healthcare facilities) (R)                                  285,000
26,606  @   KDI Corp. Units of Trust (defense and leisure products) (R)(2)                     --
                                                                                     -------------
               Total Stock Purchase Warrants and Other Securities -- 0.0%                  458,678
                                                                                     -------------
              (Cost $0)

              TOTAL INVESTMENTS (COST $1,742,368,885) (5)                  144.0%    1,733,129,620
              LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS NET           (44.0)%    (529,581,682)
                                                                           -----     -------------
                NET ASSETS                                                 100.0%    1,203,547,938
                                                                           ======    =============

----------
@    Non-income producing security
(A)  Axel  describes  an  amortizing   extended  term  loan  with  limited  call
     protection.
(R)  Restricted security
* Senior loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate.
(1) The borrower has entered into a forebearance agreement pending sale of the company or refinance of this debt.
(2) The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code and is in the process of liquidation.
(3) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code and is in the process of developing a plan of reorganization.
(4) The borrower is restructuring and interest is being recognized as cash payments are received.
(5) For Federal income tax purposes, which is the same for financial reporting purposes, cost of investments is $1,742,368,885 and net unrealized depreciation consists of the following:

         Gross Unrealized Appreciation                        $  4,596,754
         Gross Unrealized Depreciation                         (13,836,019)
                                                              ------------
                  Net Unrealized Depreciation                 $ (9,239,265)
                                                              ============

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES as of November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Cash                                                             $    3,318,322
Investments in securities at value (Cost $1,742,368,885)          1,733,129,620
Receivables:
 Interest                                                            22,609,189
 Other                                                                   90,930
Prepaid expenses                                                      1,042,233
Prepaid arrangement fees on notes payable                               394,681
                                                                 --------------
   Total assets                                                   1,760,584,975
                                                                 --------------
LIABILITIES:
Notes payable                                                       550,000,000
Deferred arrangement fees on senior loans                             3,187,612
Accrued interest payable                                              2,741,740
Accrued expenses                                                      1,107,685
                                                                 --------------
   Total liabilities                                                557,037,037
                                                                 --------------
NET ASSETS (equivalent to $9.27 per share, based on
 129,774,791 shares of beneficial interest authorized
 and outstanding, no par value)                                  $1,203,547,938
                                                                 ==============
Net Assets Consist of:
 Paid in capital                                                 $1,231,467,298
 Undistributed net investment income                                 11,813,520
 Accumulated net realized loss on investments                       (30,493,615)
 Net unrealized depreciation of investments                          (9,239,265)
                                                                 --------------
   Net assets                                                    $1,203,547,938
                                                                 ==============

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS for the Nine Months Ended November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                           $101,904,748
Arrangement fees earned                                               3,730,709
Other                                                                 1,380,030
                                                                   ------------
 Total investment income                                            107,015,487
                                                                   ------------
EXPENSES:
Interest                                                             21,318,872
Investment management fees                                            8,813,706
Administration fees                                                   1,494,243
Miscellaneous expense                                                   693,304
Revolving credit facility fees                                          505,969
Reports to shareholders                                                 477,419
Custodian fees                                                          322,138
Transfer agent and registrar fees                                       320,630
Professional fees                                                       240,700
Recordkeeping and pricing fees                                          151,014
Insurance expense                                                        57,803
Trustees' fees                                                           41,438
                                                                   ------------
 Total expenses                                                      34,437,236
 Less: Earnings credits                                                 (88,751)
                                                                   ------------
 Net expenses                                                        34,348,485
                                                                   ------------
   Net investment income                                             72,667,002
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss on investments                                       (124,058)
Change in unrealized depreciation of investments                    (10,819,391)
                                                                   ------------
 Net loss on investments                                            (10,943,449)
                                                                   ------------
   Net increase in net assets resulting from operations            $ 61,723,553
                                                                   ============

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                Year
                                                         Nine Months            Ended
                                                      Ended November 30,     February 28,
                                                       1998 (Unaudited)          1998
                                                      ------------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                  $   72,667,002     $   95,217,224
Net realized loss on investments                             (124,058)       (18,935,269)
Change in unrealized appreciation/(depreciation)
 on investments                                           (10,819,391)         5,319,483
                                                       --------------     --------------
 Net increase in net assets resulting from operations      61,723,553         81,601,438

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                  (72,780,196)       (93,879,672)

CAPITAL SHARE TRANSACTIONS:
Issuance from dividend reinvestment                        11,380,175         15,591,705
Net increase in net assets derived from the sale of
 shares in connection with shelf offerings                168,821,596                 --
                                                       --------------     --------------
 Net increase from capital share transactions             180,201,771         15,591,705
                                                       --------------     --------------
 Total increase in net assets                             169,145,128          3,313,471

NET ASSETS:
Beginning of period                                     1,034,402,810      1,031,089,339
                                                       --------------     --------------
End of period (including undistributed net investment
 income of $11,813,520 and $11,926,714 respectively)   $1,203,547,938     $1,034,402,810
                                                       ==============     ==============
SUMMARY OF CAPITAL SHARE TRANSACTIONS:
Shares issued from dividend reinvestment                    1,203,272          1,624,659
Shares sold in connection with shelf offerings             17,807,031                 --
                                                       --------------     --------------
 Net increase in shares outstanding                        19,010,303          1,624,659
                                                       ==============     ==============

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS for the Nine Months Ended November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
 Interest received                                              $    92,981,696
 Facility fees received                                               3,308,128
 Commitment fees received                                               161,188
 Other income received                                                1,476,873
 Interest paid                                                      (20,470,052)
 Other operating expenses paid                                      (13,326,471)
 Purchases of portfolio securities                               (1,223,474,617)
 Proceeds from disposition of portfolio securities                  853,257,375
                                                                ---------------
   Net cash used for operating activities                          (306,085,880)
                                                                ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Dividends paid                                                     (61,400,021)
 Overdraft financing                                                 (6,017,373)
 Proceeds from share offerings                                      168,821,596
 Loan advance                                                       208,000,000
                                                                ---------------
   Net cash provided by financing activities                        309,404,202
                                                                ---------------
 Net change in cash                                                   3,318,322
 Cash at beginning of period                                                 --
                                                                ---------------
 Cash at end of period                                          $     3,318,322
                                                                ===============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:

Net increase in net assets resulting from operations            $    61,723,553
                                                                ---------------
Adjustments to reconcile net increase in net assets
 resulting from operations to net cash provided by
 operating activities:
 Increase in investments in securities                             (365,864,340)
 Increase in dividends and interest receivable                       (9,593,709)
 Decrease in other assets                                             6,920,135
 Decrease in prepaid arrangement fees on notes payable                   16,665
 Increase in prepaid expenses                                          (628,806)
 Decrease in deferred arrangement fees on senior loans                 (202,108)
 Increase in accrued interest payable                                 1,227,911
 Increase in accrued expenses                                           314,819
                                                                ---------------
 Total adjustments                                                 (367,809,433)
                                                                ---------------
   Net cash used for operating activities                       $  (306,085,880)
                                                                ===============

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        Nine Months
                                           Ended                      Years Ended February 28 or February 29,
                                     November 30, 1998    ----------------------------------------------------------
                                        (Unaudited)        1998        1997(7)       1996(6)     1995          1994
                                        -----------        ----        -------       -------     ----          ----
Per Share Operating Performance
Net asset value, beginning of
 period                                $     9.34      $     9.45   $     9.61     $   9.66   $  10.02      $  10.05
Net investment income                        0.67            0.87         0.82         0.89       0.74          0.60
Net realized and unrealized gain
 (loss) on investments                      (0.09)          (0.13)       (0.02)       (0.08)      0.07         (0.05)
                                       ----------      ----------   ----------     --------   --------      --------
Increase in net asset value from
 investment operations                       0.58            0.74         0.80         0.81       0.81          0.55
Distributions from net investment
 income                                     (0.68)          (0.85)       (0.82)       (0.86)     (0.73)        (0.60)
Increase in net asset value from
 share offerings                             0.03              --           --           --         --            --
Reduction in net asset value from
 rights offering                               --              --        (0.14)          --      (0.44)           --
Increase in net asset value from
 repurchase of capital stock                   --              --           --           --         --          0.02
                                       ----------      ----------   ----------     --------   --------      --------
Net asset value, end of period         $     9.27      $     9.34   $     9.45     $   9.61   $   9.66      $  10.02
                                       ==========      ==========   ==========     ========   ========      ========
Closing market price at end of
 period                                $     9.63      $    10.31   $    10.00     $   9.50   $   8.75      $   9.25
Total Return
Total investment return at closing
 market price(3)                            (0.44%)         12.70%       15.04%(5)    19.19%      3.27%(5)      8.06%
Total investment return at net
 asset value(4)                              5.87%           8.01%        8.06%(5)     9.21%      5.24%(5)      6.28%
Ratios/Supplemental Data
Net assets, end of period (000's)      $1,203,548      $1,034,403   $1,031,089     $862,938   $867,083      $719,979
Average borrowings (000's)             $  471,793      $  346,110   $  131,773     $     --   $     --      $     --
Ratios to average net assets plus
 borrowings:
 Expenses (before interest and
  other fees related to revolving
  credit facility)                           1.06%(1)        1.04%        1.13%          --         --            --
 Expenses                                    2.90%(1)        2.65%        1.92%          --         --            --
 Net investment income                       6.14%(1)        6.91%        7.59%          --         --            --
Ratios to average net assets:
 Expenses (before interest and
  other fees related to revolving
  credit facility)                           1.51%(1)        1.39%        1.29%          --         --            --
 Expenses                                    4.14%(1)        3.54%        2.20%        1.23%      1.30%         1.31%
 Net investment income                       8.77%(1)        9.23%        8.67%        9.23%      7.59%         6.04%
Portfolio turnover rate                        70%             90%          82%          88%       108%           87%
Shares outstanding at end of
 period (000's)                           129,775         110,764      109,140       89,794     89,794        71,835

----------
(1) Annualized.

(2) Prior to the waiver of expenses, the ratios of expenses to average net assets were 1.95% (annualized), 1.48% and 1.44% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively, and the ratios of net investment income to average net assets were 8.91% (annualized), 10.30% and 7.60% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively.

(3) Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. On March 9, 1992, the shares of the Trust were initially listed for trading on the New York Stock Exchange. Accordingly, the total investment return for the year ended February 28, 1993, covers only the period from March 9, 1992, to February 28, 1993. Total investment return for periods prior to the year ended February 28, 1993, are not presented since market values for the Trust's shares were not available. Total returns for less than one year are not annualized.

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (Continued)
--------------------------------------------------------------------------------

                                                Years Ended February 28 or February 29,
                                     ----------------------------------------------------------
                                       1993        1992        1991         1990         1989
                                       ----        ----        ----         ----         ----
Per Share Operating Performance
Net asset value, beginning of
 period                              $   9.96   $   9.97    $    10.00   $    10.00    $  10.00
Net investment income                    0.60       0.76          0.98         1.06        0.72
Net realized and unrealized gain
 (loss) on investments                   0.01      (0.02)        (0.05)          --          --
                                     --------   --------    ----------   ----------    --------
Increase in net asset value from
 investment operations                   0.61       0.74          0.93         1.06        0.72
Distributions from net investment
 income                                 (0.57)     (0.75)        (0.96)       (1.06)      (0.72)
Increase in net asset value from
 share offerings                           --         --            --           --          --
Reduction in net asset value from
 rights offering                           --         --            --           --          --
Increase in net asset value from
 repurchase of capital stock             0.05         --            --           --          --
                                     --------   --------    ----------   ----------    --------
Net asset value, end of period       $  10.05   $   9.96    $     9.97   $    10.00    $  10.00
                                     ========   ========    ==========   ==========    ========
Closing market price at end of
 period                              $   9.13         --            --           --          --
Total Return
Total investment return at closing
 market price(3)                        10.89%        --            --           --          --
Total investment return at net
 asset value(4)                          7.29%      7.71%         9.74%       11.13%       7.35%
Ratios/Supplemental Data
Net assets, end of period (000's)    $738,810   $874,104    $1,158,224   $1,036,470    $252,998
Average borrowings (000's)           $     --   $     --    $       --   $       --    $     --
Ratios to average net assets plus
 borrowings:
 Expenses (before interest and
  other fees related to revolving
  credit facility)                         --         --            --           --          --
 Expenses                                  --         --            --           --          --
 Net investment income                     --         --            --           --          --
Ratios to average net assets:
 Expenses (before interest and
  other fees related to revolving
  credit facility)                         --         --            --           --          --
 Expenses                                1.42%      1.42%(2)      1.38%        1.46%(2)    1.18%(1)(2)
 Net investment income                   5.88%      7.62%         9.71%       10.32%(2)    9.68%(1)(2)
Portfolio turnover rate                    81%        53%           55%         100%         49%(1)
Shares outstanding at end of
 period (000's)                        73,544     87,782       116,022      103,660      25,294

------------
(4) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares. Total returns for less than one year are not annualized.

(5) Calculation of total return excludes the effects of the per share dilution resulting from the rights offering as the total account value of a fully subscribed shareholder was minimally impacted.

(6) Pilgrim America Investments, Inc., the Trust's investment manager, acquired certain assets of Pilgrim Management Corporation, the Trust's former investment manager, in a transaction that closed on April 7, 1995.

(7) The Manager has agreed to reduce its fee for a period of three years from the Expiration Date of the November 12, 1996 Rights Offering to 0.60% of the average daily net assets, plus the proceeds of any outstanding borrowings, over $1.15 billion.

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS as of November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Pilgrim Prime Rate Trust (the "Trust", prior to November 16, 1998 Pilgrim America Prime Rate Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, investment management company. The Trust invests in senior loans which are exempt from registration under the Securities Act of 1933 (the "`33 Act") but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate ("LIBOR"), the certificate of deposit rate, or in some cases another base lending rate. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security Valuation. Senior loans are valued at fair value in the absence of readily ascertainable market values. Fair value is determined by Pilgrim Investments, Inc. (the "Manager") under procedures established and monitored by the Trust's Board of Trustees. In valuing a loan, the Manager will consider, among other factors: (i) the creditworthiness of the corporate issuer and any interpositioned bank; (ii) the current interest rate, period until next interest rate reset and maturity date of the senior corporate loan; (iii) recent market prices for similar loans, if any; and (iv) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. The Manager may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the loans held by the Trust have or could have occurred. However, because the secondary market in senior loans has not yet fully developed, the Manager will not rely solely on such prices or quotations. Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sale price on the day of valuation. Debt and equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked price. Securities other than senior loans for which reliable quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

B. Federal Income Taxes. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   At February 28, 1998, the Trust had capital loss carryforwards for federal income tax purposes of approximately $19,738,326 which are scheduled to expire through February 28, 2006.

   The Board of Trustees intends to offset any future net capital gains with the capital loss carryforwards until each carryforward has been fully utilized or expires.

C. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis at the then current loan rate, and dividend income is recorded on the ex-dividend date. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Arrangement fees, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized ratably over the shorter of 2.5 years or the actual term of the loan.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS as of November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

D. Distributions to Shareholders. The Trust records distributions to its shareholders on the ex-date. Distributions from income are declared by the Trust on a monthly basis. Distributions from capital gains, if any, are declared on at least an annual basis. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and/or realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

E. Dividend Reinvestments. Pursuant to the Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchased, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares were purchased only when the closing sale or bid price plus commission was less than the net asset value per share of the stock on the valuation date. If the market price plus commissions was equal to or exceeded the net asset value, new shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F. Use of Estimates. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets and liabilities to prepare these financial statements in conformity with generally accepted accounting principles. Actual results could differ from these estimates.

G. Share Offerings. Beginning May, 1998 the Trust began issuing shares under two separate shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 2 -- INVESTMENTS

For the nine months ended November 30, 1998, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $1,223,474,617 and $853,257,375, respectively. At November 30, 1998, the Trust held senior loans valued at $1,708,720,498 representing 98.6% of its total investments. The market value of these securities can only be established by negotiation between parties in a sales transaction. Due to the uncertainty inherent in the valuation process, the fair values as determined may materially differ from the market values that would have been used had a ready market for these securities existed.

The senior loans acquired by the Trust may take the form of a direct co-lending relationship with the corporate issuer, an assignment of a co-lender's interest in a loan, or a participation interest in a co-lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Trust may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Additionally, certain situations may arise where the Trust acquires a participation in a co-lender's interest in a loan and the Trust does not have privity with or direct recourse against the corporate issuer. Accordingly, the Trust may incur additional credit risk as a participant because it must assume the risk of insolvency or bankruptcy of the co-lender from which the participation was acquired. Common and preferred stocks, and stock purchase warrants held in the portfolio were acquired in conjunction with senior loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS as of November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

period of time after issuance of the stock or warrant. These restricted securities are valued at fair value as determined by the Board of Trustees by considering quality, dividend rate, and marketability of the securities compared to similar issues. In order to assist in the determination of fair value, the Trust will obtain quotes from dealers who periodically trade in such securities where such quotes are available. Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                    Date of          Cost or
                                                  Acquisition     Assigned Basis
                                                  -----------     --------------
America's Favorite Chicken Co. -- Common            11/05/92        $        1
Autotote Systems, Inc. -- Option                    11/11/92                --
Autotote Systems, Inc. -- Warrant                   11/11/92                --
Capital Tool & Design -- Warrants                   07/26/96                --
Covenant Care, Inc. -- Warrants                     12/22/95                --
Dan River, Inc. -- Common                           09/15/91         1,217,260
KDI Corp. Units of Trust                            09/19/95                --
Staff Leasing, Inc.                                 09/01/95            34,325
                                                                    ----------
Total restricted securities excluding senior
 loans (market value of $5,521,565 was 0.46%
 of net assets at November 30, 1998)                                $1,251,586
                                                                    ==========

NOTE 3 -- MANAGEMENT AND ADMINISTRATIVE SERVICES AGREEMENT

The Trust has entered into an Investment Management Agreement with Pilgrim Investments, Inc. (the "Manager") a wholly-owned subsidiary of Pilgrim Group, Inc. ("PG"), to provide advisory and management services. The Investment Management Agreement compensates the Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's average daily net assets plus borrowings. Prior to August 6, 1998, the Investment Management Agreement compensated the Manager at an annual rate of 0.85% of the Trust's average daily net assets plus borrowings up to $700 million; 0.75% of the average daily net assets plus borrowings of $700 million to $800 million; and 0.65% of average daily net assets plus borrowings in excess of $800 million.

The Manager has reduced its fee for a period of three years from the Expiration Date of the November 12, 1996 Rights Offering (See Note 5) to 0.60% of the average daily net assets, plus the proceeds of any outstanding borrowings, over $1.15 billion.

The Trust has also entered into an Administration Agreement with PG to provide administrative services and also to furnish facilities. The Administration Agreement compensates the Administrator with a fee, computed daily and payable monthly, at an annual rate of 0.15% of the Trust's average daily net assets plus borrowings up to $800 million; and 0.10% of the average daily net assets plus borrowings in excess of $800 million.

NOTE 4 -- COMMITMENTS

The Trust has entered into both a 364 day and a five year revolving credit agreement to borrow up to $650 million from a syndicate of major financial institutions maturing July 16, 2003. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper based rate. The Trust also pays an unused arrangement fee for any unborrowed amount amortized over 364 days and five years, respectively. The amount of borrowings outstanding at November 30, 1998, was $550 million at a weighted average interest rate of 5.6%, which represented 31.2% of net assets plus borrowings. Average borrowings for the nine months ended November 30, 1998, were $471,792,727 and the average annualized interest rate was 5.8%.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS as of November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

As of November 30, 1998, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Capstar Radio Broadcasting   $2,326,316   Huntsman Corporation       $   830,140
Centennial Resources Inc.     1,157,321   Liberman Broadcasting, Inc.    320,000
Edwards Baking Co.              674,090   Nextel Finance Co.           2,943,500
Gaylord Container Corp.       9,103,448   Papa Gino's, Inc.            3,178,808
Genesis Eldercare Acquisition    76,787   Pathmark Stores Inc.         3,308,785
                                                                     -----------
                                                                     $23,919,195
                                                                     ===========
NOTE 5 -- RIGHTS OFFERINGS

On October 18, 1996, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09 . Offering costs of $6,972,203 were charged against the offering proceeds.

On December 27, 1994, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

NOTE 6 -- CUSTODIAL AGREEMENT

Investors Fiduciary Trust Company ("IFTC") serves as the Trust's custodian and recordkeeper. Custody fees paid to IFTC are reduced by earnings credits based on the cash balances held by IFTC for the Trust. For the nine months ended November 30, 1998, the Trust received $88,751 in earnings credits from IFTC.

NOTE 7 -- AFFILIATED TRANSACTIONS

During the nine months ended November 30, 1998, the Trust sold certain holdings in senior loans to an affiliated fund managed by the Manager at prices determined by the Manager to represent market prices. The proceeds and cost of such loans were $40,001,830 and $40,000,000, respectively, excluding any benefit to the Trust from the recognition of deferred arrangement fees.

NOTE 8 -- SUBSEQUENT EVENTS

Subsequent to November 30, 1998, the Trust declared the following dividends from net investment income:

  Per Share Amount       Declaration Date       Record Date       Payable Date
  ----------------       ----------------       -----------       ------------
      $.0690                  12/21/98            12/31/98          01/13/99

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS as of November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                  MANAGEMENT'S ADDITIONAL OPERATING INFORMATION

APPROVAL OF CHANGES IN INVESTMENT POLICIES

At a Special Meeting of Trust Shareholders, held August 6, 1998, Shareholders approved changes in the Trust's fundamental investment policies which make available certain additional investment opportunities to the Trust, including
(i) investing in loans in any form of business entity, as long as the loans otherwise meet the Trust's requirements regarding the quality of loans in which it may invest; (ii) the treatment of lease participations as Senior Loans which would constitute part of the 80% of the Trust's assets normally invested in Senior Loans; (iii) investing in all types of hybrid loans that meet credit standards established by the Investment Manager constituting part of the 20% of the Trust's assets that may be invested in Other Investments; (iv) the ability to invest up to 5% of its total assets in both subordinated and unsecured loans which would constitute part of the 20% of the Trust's assets that may be invested in Other Investments.

Additionally, another policy change approved by the Board of Trustees of the Trust, which does not require shareholder approval, permits the Trust to accept guarantees and expanded forms of intangible assets as collateral, including copyrights, patent rights, franchise value, and trademarks. Another policy change approved by the Board that does not require shareholder approval provides that 80% of the Trust's gross assets, as opposed to 80% of its net assets, may normally be invested in Senior Loans.

The Trust's Manager considered the evolving nature of the syndicated loan market and the potential benefits to the Trust and its shareholders of revising the restriction to permit the Trust to invest in loans other than Senior Loans and the increase in the number of attractive investment opportunities available to the Trust due to the change.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the Investment Company Act of 1940, and Rule 23c-1 under the Investment Company Act of 1940, the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which enables investors to conveniently add to their holdings at reduced costs. Should you desire further information concerning this Program, please contact the Shareholder Servicing Agent at (800) 992-0180.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 FUND ADVISORS AND AGENTS
--------------------------------------------------------------------------------

INVESTMENT MANAGER                    INSTITUTIONAL INVESTORS AND ANALYSTS
Pilgrim Investments, Inc.             Call Pilgrim Prime Rate Trust
Two Renaissance Square                1-800-336-3436, Extension 8256
40 North Central Avenue
Suite 1200
Phoenix, Arizona 85004-4424

SHAREHOLDER SERVICING AGENT           TRANSFER AGENT
Pilgrim Group, Inc.                   DST Systems, Inc.
Two Renaissance Square                P.O. Box 419368
40 North Central Avenue               Kansas City, Missouri 64141
Suite 1200
Phoenix, Arizona 85004-4424
1-800-992-0180

INDEPENDENT AUDITORS                  CUSTODIAN
KPMG Peat Marwick LLP                 Investors Fiduciary Trust Company
725 South Figueroa Street             801 Pennsylvania
Los Angeles, California 90017         Kansas City, Missouri 64105

WRITTEN REQUESTS

Please mail all account inquiries and other comments to:

Pilgrim Prime Rate Trust Account Services
c/o Pilgrim Group, Inc.
Two Renaissance Square
40 North Central Avenue, Suite 1200
Phoenix, Arizona 85004-4424

TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180.

                                    Pilgrim
                                    -------
                             THE VALUE OF INVESTING



                                 MagnaCap Fund

                             LargeCap Leaders Fund

                               MidCap Value Fund

                              Bank and Thrift Fund

                            Asia-Pacific Equity Fund

                                High Yield Fund

                       Government Securities Income Fund


--------------------------------------------------------------------------------
          Prospectuses containing more complete information regarding the funds, Q3 including charges and expenses, may be obtained by calling Pilgrim
          Securities, Inc. Distributor at 1-800-334-444. Please read the prospectuses carefully before you invest or send money.
----------